Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Entity Registrant Name	SHOPIFY INC.
Entity Central Index Key	0001594805
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Subordinate Voting
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	77,030,952
Class B Multiple Voting
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	12,374,528